Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Outstanding Debt

The following table sets forth the face values of our outstanding debt as of September 30, 2014 and December 31, 2013 (in thousands):

	Rate	Maturity	September 30, 2014	December 31, 2013
Senior secured credit facilities:
Term Loan B	L+3.00%	February 2019	$1,743,938	$1,757,250
Incremental term loan facility	L+3.00%	February 2019	346,500	349,125
Term Loan C	L+2.50%	December 2017	49,313	361,250
Revolver, $370 million	L+2.75%	February 2019	—	—
Revolver, $35 million	L+3.25%	February 2018	—	—
Senior unsecured notes due 2016	8.35%	March 2016	400,000	400,000
Senior secured notes due 2019	8.50%	May 2019	480,000	800,000
Mortgage facility	5.80%	March 2017	82,457	83,286

Face value of total debt outstanding			3,102,208	3,750,911
Less current portion of debt outstanding			(22,418)	(86,117)

Face value of long-term debt outstanding			$3,079,790	$3,664,794

The following table sets forth our outstanding debt:

			December 31,
	Rate	Maturity	2013	2012
			(Amounts in thousands)
Senior secured credit facilities:
Term Loan B	L+4.00%	February 2019	$1,747,378	$—
Incremental term loan facility	L+3.50%	February 2019	349,125	—
Term Loan C	L+3.00%	December 2017	360,477	—
Revolving credit facility	L+3.75%	February 2018	—	—
Initial term loan facility	L+2.00%	September 2014	—	238,335
First extended term loan facility	L+5.75%	September 2017	—	1,162,622
Second extended term loan facility	L+5.75%	December 2017	—	401,515
Incremental term loan facility	L+6.00%	December 2017	—	370,536
Senior unsecured notes due 2016	8.350%	March 2016	389,321	385,099
Senior secured notes due 2019	8.500%	May 2019	799,823	801,712
Mortgage facility	5.800%	March 2017	83,541	84,340

Total debt			$3,729,665	$3,444,159

Current portion of debt			86,117	23,232
Long-term debt			3,643,548	3,420,927

Total debt			$3,729,665	$3,444,159

Schedule of Debt Interest Rate Margin

The Eurocurrency rate is based on LIBOR for all U.S. dollar borrowings and has a floor.

	Eurocurrency borrowings		Base rate borrowings
	Applicable Margin (1)	Floor	Applicable Margin (1)	Floor
Term Loan B, prior to Repricing Amendments	4.00%	1.25%	3.00%	2.25%
Term Loan B, subsequent to Repricing Amendments	3.25%	1.00%	2.25%	2.00%
Incremental term loan facility	3.50%	1.00%	2.50%	2.00%
Term Loan C	3.00%	1.00%	2.00%	2.00%
Revolver, $370 million	3.00%	N/A	2.00%	N/A
Revolver, $35 million	3.75%	N/A	2.75%	N/A

(1)	Applicable margins do not reflect potential step downs which are determined by the Senior Secured Leverage Ratio. See below for additional information.

The Eurocurrency rate is based on LIBOR for all U.S. dollar borrowings and has a floor.

	Eurocurrency borrowings		Base rate borrowings
	Applicable Margin	Floor	Applicable Margin	Floor
Term Loan B	4.00%	1.25%	3.00%	2.25%
Incremental term loan facility	3.50%	1.00%	2.50%	2.00%
Term Loan C	3.00%	1.00%	2.00%	2.00%
Revolving credit facility	3.75%	N/A	2.75%	N/A

Schedule of Effective Interest Rates

Our effective interest rates for the three and nine months ended September 30, 2014 and 2013, inclusive of amounts charged to interest expense as described above, are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Including the impact of interest rate swaps	5.25%	6.26%	5.64%	7.15%
Excluding the impact of interest rate swaps	4.50%	5.51%	4.94%	6.43%

Our effective interest rates for the years ended December 31, 2013, 2012 and 2011, inclusive of the accelerated amortization described above, are as follows:

	Year Ended December 31,
	2013	2012	2011
Including the impact of interest rate swaps	6.86%	6.53%	4.31%
Excluding the impact of interest rate swaps	6.21%	5.65%	2.72%

Aggregate Maturities of Long-Term Debt

As of September 30, 2014, aggregate maturities of our long-term debt were as follows (in thousands):

Amount
Three months ending December 31, 2014	$5,601
2015	22,435
2016	422,493
2017	150,303
2018	21,250
Thereafter	2,480,125

Total	$3,102,208